EMPLOYEE BENEFITS - Defined benefit pension plan - Actuarial gains and losses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Restriction recognized in Other Comprehensive Income	R$ (1,696)	R$ 3,065	R$ (44,453)
Remeasurements recognized in Other Comprehensive Income	1,639	80,817	(11,927)
Fair value of plan assets
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Gain (loss) on remeasurement	(232,214)	(109,153)	235,275
Present value of the defined benefit obligations
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Gain (loss) on remeasurement	R$ 235,549	R$ 186,905	R$ (202,749)